Investments (Tables)	12 Months Ended
Dec. 31, 2018
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2018 and 2017 were as follows:

December 31, 2018		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$305,336	$5,423	$(8,833)	$301,926
Obligations of U.S. States and Political Subdivisions	747,872	21,407	(6,814)	762,465
Foreign government	22,476	8	(2,507)	19,977
All other corporate securities	5,830,098	22,671	(328,363)	5,524,406
ABS	404,935	422	(13,312)	392,045
CMBS	307,430	1,494	(7,957)	300,967
RMBS	83,965	4,289	(566)	87,688
Redeemable preferred stock	14,800	—	—	14,800

Total fixed maturities, available for sale	$7,716,912	$55,714	$(368,352)	$7,404,274

December 31, 2017		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$416,639	$5,322	$(12,366)	$409,595
Obligations of U.S. States and Political Subdivisions	741,343	37,908	(2,720)	776,531
Foreign government	24,242	234	(1,685)	22,791
All other corporate securities	6,169,204	258,440	(37,898)	6,389,746
ABS	478,329	5,289	(3,395)	480,223
CMBS	189,596	1,377	(3,148)	187,825
RMBS	127,439	6,520	(509)	133,450
Redeemable preferred stock	14,800	—	—	14,800

Total fixed maturities, available for sale	$8,161,592	$315,090	$(61,721)	$8,414,961

Schedule for Fixed Income Securities Based on Contractual Maturities

The scheduled maturities for fixed maturities, available for sale, were as follows as of December 31, 2018:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$198,865	$198,415
Due after one year through five years	782,318	783,443
Due after five years through ten years	801,362	783,970
Due after ten years	4,927,645	4,651,395

Total before asset and mortgage-backed securities	$6,710,190	$6,417,223
Asset and mortgage-backed securities	1,006,722	987,051

Total fixed maturities	$7,716,912	$7,404,274

Schedule of Commercial Mortgage Loan Portfolio by Geographical Region

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The Company’s commercial mortgage loan portfolio by geographical region was as follows as of December 31, 2018 and 2017:

($ in thousands)	December 31, 2018	December 31, 2017
Alabama	$815	$1,056
Arizona	36,110	20,009
California	145,023	173,101
Colorado	61,191	57,293
Florida	54,630	103,869
Georgia	20,144	63,526
Hawaii	3,895	5,020
Illinois	86,832	87,957
Iowa	538	791
Kansas	9,200	9,200
Kentucky	—	6,538
Maryland	—	19,851
Massachusetts	29,836	53,605
Minnesota	23,612	116,923
Nevada	80,396	80,768
New Jersey	20,773	34,101
New York	48,375	50,691
North Carolina	33,447	34,022
Ohio	12,322	12,526
Pennsylvania	50,351	1,007
South Carolina	24,766	1,310
Texas	109,735	100,066
Utah	—	7,823
Virginia	248	975
Washington	—	77
Wisconsin	834	1,082
General allowance for loan loss	—	—

Total commercial mortgage loans	$853,073	$1,043,187

Schedule of Credit Quality of Commercial Mortgage Loans Held-For-Investment

The credit quality of commercial mortgage loans held-for-investment was as follows at December 31, 2018 and 2017:

December 31, 2018	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$628,279	$88,404	$37,446	$754,129	88.4%	$752,667	88.3%
65% to 75%	50,000	48,944	—	98,944	11.6%	99,367	11.7%
76% to 80%	—	—	—	—	0.0%	—	0.0%
Greater than 80%	—	—	—	—	0.0%	—	0.0%

Total	$678,279	$137,348	$37,446	$853,073	100.0%	$852,034	100.0%

December 31, 2017	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$731,577	$48,895	$—	$780,472	74.8%	$782,640	74.9%
65% to 75%	222,771	39,944	—	262,715	25.2%	261,891	25.1%
76% to 80%	—	—	—	—	0.0%	—	0.0%
Greater than 80%	—	—	—	—	0.0%	—	0.0%

Total	$954,348	$88,839	$—	$1,043,187	100.0%	$1,044,531	100.0%

Composition of Other Invested Assets

Other invested assets were as follows as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
($ in thousands)
Low income housing tax credit properties	$—	$138
Derivatives	2,976	21,045

	$2,976	$21,183

Schedule of Net Investment Income

Net investment income for the years ended December 31, 2018, 2017 and 2016 was as follows:

	2018	2017	2016
($ in thousands)
Fixed maturities, available for sale	$332,082	$345,299	$330,253
Fixed maturties, trading	5,963	3,424	—
Fixed maturities, fair value option	234	331	454
Common stock	314	224	—
Commercial mortgage loans	43,781	56,510	69,360
Cash, cash equivalents and short-term investments	4,262	1,718	1,007
Other investments	8,703	8,421	8,845

Gross investment income	$395,339	$415,927	$409,919
Investment expenses	14,527	14,814	12,836

Net investment income	$380,812	$401,113	$397,083

Schedule of Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Realized investment gains, net
Fixed maturities, available for sale	$(45,240)	$11,434	$66,560
Fixed maturities, trading	(1,864)	1,081	—
Fixed maturties, fair value option	(247)	405	(733)
Commercial mortgage loans	1,201	5,935	4,037
Derivatives	(7,136)	19,360	3,856
Other invested assets	(9)	(92)	—

Net realized gains (losses)	$(53,295)	$38,123	$73,720

Proceeds from Sale of Fixed Maturities and Gross Realized Investment Gains and Losses

Proceeds from sales of fixed maturities and gross realized investment gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Fixed maturities, available-for-sale
Proceeds from sales	$919,347	$1,496,242	$3,027,998
Gross investment gains from sales	4,682	29,271	109,282
Gross investment losses from sales	(42,996)	(11,893)	(35,136)

Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time

The gross unrealized losses and fair value of fixed maturities, available for sale, by the length of time that individual securities have been in a continuous unrealized loss position were as follows as of December 31, 2018 and 2017:

December 31, 2018	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$40,085	$(1,337)	$139,944	$(7,496)	$180,029	$(8,833)
Obligations of U.S. States and Political Subdivisions	113,634	(1,932)	75,444	(4,882)	189,078	(6,814)
Foreign government	8,894	(2)	10,573	(2,505)	19,467	(2,507)
All other corporate securities	3,626,045	(222,408)	805,107	(105,955)	4,431,152	(328,363)
ABS	237,153	(4,935)	107,437	(8,377)	344,590	(13,312)
CMBS	110,483	(2,936)	86,765	(5,021)	197,248	(7,957)
RMBS	10,028	(85)	13,793	(481)	23,821	(566)

Total fixed maturities	$4,146,322	$(233,635)	$1,239,063	$(134,717)	$5,385,385	$(368,352)

December 31, 2017	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$215,767	$(3,499)	$107,344	$(8,867)	$323,111	$(12,366)
Obligations of U.S. States and Political Subdivisions	38,171	(825)	45,877	(1,895)	84,048	(2,720)
Foreign government	296	(4)	11,098	(1,681)	11,394	(1,685)
All other corporate securities	740,795	(6,841)	489,367	(31,057)	1,230,162	(37,898)
ABS	77,050	(689)	99,327	(2,706)	176,377	(3,395)
CMBS	72,725	(593)	36,540	(2,555)	109,265	(3,148)
RMBS	6,908	(118)	21,835	(391)	28,743	(509)

Total fixed maturities	$1,151,712	$(12,569)	$811,388	$(49,152)	$1,963,100	$(61,721)

Net Unrealized Investment Gains and Losses in AOCI

The changes in unrealized gains and losses in accumulated other comprehensive income (loss) (“AOCI”) were as follows for the years ended December 31, 2018, 2017 and 2016:

($ in thousands)	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)
Net investment gains and losses on investments arising during the period	160,311	—	—	(56,111)	104,200
Reclassification adjustment for gains and losses included in net income	(81,920)	—	—	28,672	(53,248)
Impact of net unrealized investment gains and losses on VOBA	—	(30,948)	—	10,832	(20,116)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(28,924)	10,123	(18,801)

Balance, December 31, 2016	$(85,550)	$5,826	$23,982	$19,574	$(36,168)
Net investment gains and losses on investments arising during the period	332,918	—	—	(111,486)	221,432
Reclassification adjustment for gains and losses included in net income	(6,001)	—	—	2,100	(3,901)
Impact of net unrealized investment gains and losses on VOBA	—	(21,843)	—	7,645	(14,198)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(157,156)	55,005	(102,151)

Balance, December 31, 2017	$253,369	$(16,017)	$(133,174)	$(31,362)	$72,816
Net investment gains and losses on investments arising during the period	(560,739)	—	—	117,756	(442,983)
Reclassification adjustment for gains and losses included in net income	5,268	—	—	(1,106)	4,162
Establishement of valuation allowance related to deferred income tax assets	—	—	—	(65,654)	(65,654)
Impact of net unrealized investment gains and losses on VOBA	—	45,560	—	(9,568)	35,992
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	251,235	(52,760)	198,475
Implementation of accounting standard related to the reclassification of certain tax effects	—	—	—	9,558	9,558

Balance, December 31, 2018	$(312,638)	$29,543	$118,061	$(30,924)	$(195,958)